FINANCIAL INSTRUMENTS (Details-CarryingAmounts) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities | ¥		¥ 1,224	¥ 1,710
Bills receivables	$ 1,746	11,700
Derivative financial liabilities | $	183
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities | ¥
Bills receivables
Derivative financial liabilities | $
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities | ¥		1,224	1,710
Bills receivables	1,746	11,700
Derivative financial liabilities | $	183
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities | ¥
Bills receivables
Derivative financial liabilities | $